(ICON)

Prudential
Municipal
Series Fund
-------------
New Jersey Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
New Jersey Series

Performance At A Glance.
Municipal bond prices rallied in the six months ended February 28, 1998 as inflation stayed unusually subdued in the U.S., while an economic crisis swept through Asia. Your Prudential Municipal Series
Fund -- New Jersey Series
generally performed better than the average fund tracked by Lipper Analytical
Services because we increased its holding of higher yielding bonds such as those for educational institutions. We also were heavily invested in noncallable bonds, which typically rise as interest rates fall.

Cumulative Total Returns1
As of 2/28/98

<TABLE<
[CAPTION]

                        Six            One
Five              Since
                       Months          Year
Years           Inception2
[S]                    [C]             [C]
[C]               [C]
        Class A         4.83%          8.33%
31.56% (30.74)    82.88%  (79.78)
        Class B         4.71           8.00
29.09  (28.29)   109.21  (104.18)
        Class C         4.58           7.73
N/A               24.84   (24.39)
        Class Z         4.98           8.54
N/A                9.69
Lipper NJ Muni Avg.3    4.70           8.41
31.62                  ***
[/TABLE]

Average Annual Total Returns1
As of 3/31/98

                            One
Five              Since
                            Year
Years           Inception2
        Class A             6.36%          5.35%
(5.22)      7.24% (7.02)
        Class B             4.11           5.42
(5.28)      7.58  (7.32)
        Class C             7.84           N/A
6.18  (6.08)
        Class Z             9.86           N/A
7.23

Distributions & Yields                      As of
2/28/98

Taxable Equivalent Yield4
                   Total Dividends         30-Day
At Tax Rates Of
                  Paid for Six Mos.      SEC
Yield           36%              39.6%
Class A              $0.29                 4.02%
6.71%             7.11%
Class B              $0.28                 3.74
6.24              6.61
Class C              $0.26                 3.49
5.82              6.17
Class Z              $0.29                 4.25
7.09              7.52

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into account applicable sales charges. The
Series charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
3/4/88; Class C, 8/1/94; and
Class Z, 12/6/96.

3 The Lipper New Jersey Municipal Bond fund average is for all funds in each share class for the six months, 1-, 5-, and 10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A shares is 84.40%;
for Class B is 112.80%; for Class C is 27.86%;
and for Class Z is 8.93% for
all funds in each share class.

How Investments Compared.
    (As of 2/28/98)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Peter Allegrini and Scott Diamond, Fund Managers
(PHOTOS)

Portfolio
Managers' Report
The Series invests primarily in selected long-term municipal bonds that offer a high level of current income exempt from New
Jersey state and federal income
taxes, while still attempting to preserve capital. Certain shareholders may be subject to the alternative minimum tax (AMT), however, because some of the
Series' bonds may be AMT eligible. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?
Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
-------------------------------------------------
------------------------------
Asian Contagion
Lifts Muni Bonds.
New Jersey's diverse economy is expanding more slowly than the nation's, but growth continues at an above-average pace compared with the Northeast region.
Wealth and income levels remain high, and the state has adequate financial reserves to cover its rising debt burden.

On the opposite side of the globe, however, economic turbulence engulfed Asian markets as a series of financial shocks, caused by imprudent lending practices by major financial institutions, shook the region. Investors began selling
Asian stocks and emerging market bonds and sought refuge in U.S. Treasury securities. The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower.
Investors also bid up municipal bonds believing that Asian difficulties would help keep a lid on inflation in the U.S.

By mid-January, the Bond Buyer Revenue Bond
Index, a widely watched gauge of
tax-exempt yields, reached a record low of 5.25%.
This occurred during the
same week that the 30-year Treasury bond yield sank to 5.66%, its lowest point since 1977. Cash poured into U.S. Treasuries as investors fretted over the failure of Hong Kong's largest investment bank.
Thus developments in Asia
indirectly aided municipal bonds by boosting U.S.
Treasury bond prices.

During the reporting period, we kept your Series' duration (a measure of sensitivity to interest rate changes) generally longer than that of its competition because a longer duration enabled the Series to appreciate faster as bond yields plunged.

    Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/98.
          (CHART)

What Went Well.
-------------------------------------------------
Hefty Yields.
We enhanced Series' returns by increasing bonds rated BB (or non-rated bonds considered to be of BB quality) to 5% of total investments as of February 28 from 1% at the start of the reporting period.
These higher yielding, lower
quality bonds provide a copious flow of tax-exempt income. Among the purchases were bonds issued by New Jersey Educational
Facility Authority for Felician
College of Lodi, which were attractively priced.
Although your Series' now
owns more BB-rated securities, about 67% of total investments as of February
28 were in bonds rated AAA, the bulk of which also have insured interest and principal payments.

Hold All Calls.
We also increased your Series' holdings of noncallable bonds to 40% of total investments as of February 28 from 37% at the beginning of the reporting period. Investors worry that callable bonds will be taken away when interest rates fall, leaving them to reinvest their money at lower rates. Noncallable bonds, however, cannot be retired early so their prices climb rapidly when interest rates decline. The noncallable bonds we purchased during the reporting period were also zero coupon bonds, which gain quickly in a market rally because the bonds typically trade substantially below their maturity value.

And Not So Well.
-------------------------------------------------
A Bumpy Finish.
The final month of the reporting period proved challenging for the bond market.
Disappointed investors sold municipal bonds after a speech by Federal Reserve
Chairman Alan Greenspan dashed hopes for a federal funds rate cut in the near future. (Of course, bond prices typically rise after the key short-term rate is lowered.) The key question, according to Greenspan, was whether Asian problems will prove sufficient to check inflationary pressures in the U.S. He then suggested the Federal Reserve will not have to move soon because the effect of the Asian crisis will probably be enough to ward off an outbreak of inflation. In the sell-off that followed his remarks, tax-exempt bond prices fell, partially erasing sizable gains realized in January.

      Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/98.
           (CHART)

Five Largest Issuers.
6.4%  New Jersey Transportion
      Trust Fund
6.0%  Jersey City
3.9%  Puerto Rico
      Electric Power Authority
3.6%  Puerto Rico
      Telephone Authority
3.0%  New Jersey
Highway Authority
Garden State Parkway

Expressed as a percentage of net assetsas of 2/28/98.

Looking Ahead.
-------------------------------------------------
Asian economic turmoil is already starting to take its toll as the U.S. trade deficit widened in January partly because U.S.
sales to Asia declined. As the
year continues, American exports to Asia are expected to fall even more, further broadening the trade gap. We believe the growing imbalance will slow
U.S. economic growth and head off higher inflation, allowing the Federal
Reserve to leave monetary policy unchanged for many months.

President's Letter
April 3, 1998
-------------------------------------------------
------------------------------
(PHOTO)
                               Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way Americans invest and accumulate wealth, save for college or build a nest egg for retirement.
While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

- Revised Capital Gains Tax Rates & Exclusions.
Long-term rates are down. Is
your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

- New Roth IRAs. The Roth IRA features tax-free distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

- New Education IRAs. Similar to a traditional
IRA, but specifically designed
for higher education. The new law also creates credits and deductions to help defray college costs.

- Expanded IRAs. Rules governing traditional IRAs have been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why I recommend you
call your Prudential Financial Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
PRUDENTIAL MUNICIPAL SERIES FUND
February 28, 199 (Unaudited)               NEW
JERSEY
SERIES
-------------------------------------------------
-------------------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
-------------------------------------------------
-------------------------------------------------
----------------------------
LONG-TERM INVESTMENTS--98.7%
-------------------------------------------------
-------------------------------------------------
----------------------------
Atlantic City Mun. Utils. Auth. Rev., Wtr. Sys.
A-(c)        7.75%       5/01/17        $
2,000(e)(f)(g) $ 2,194,120
Bayshore Regl. Sewage Auth. Rev., M.B.I.A.
Aaa          5.50        4/01/12          3,000
3,178,620
Bergen Cnty., Utils. Auth., Wtr. Poll. Ctrl.
Rev., Ser.
   B, F.G.I.C.
Aaa          5.75        12/15/05         1,000
1,097,240
Camden Cnty. Mun. Utility Auth. Ref.,
   F.G.I.C.
Aaa          6.00        7/15/06          2,500
2,790,775
   F.G.I.C.
Aaa          5.25        7/15/17          1,000
1,012,770
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev.,
   Atlantic Cnty. Elec. Co., M.B.I.A.
Aaa          6.80        3/01/21          2,615
3,226,152
Edison Twnshp., Gen. Oblig., A.M.B.A.C.
Aaa          6.00        1/01/08          5,390
6,058,899
Evesham Mun. Utils. Auth. Rev., Ser. B, M.B.I.A.
Aaa          7.00        7/01/10          2,000
2,127,320
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85        8/15/03            500
567,060
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85        8/15/04            500
574,710
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85        8/15/05            500
582,840
Hoboken, F.S.A.
AAA(c)       4.90        8/01/08          3,120
3,227,578
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.
BBB-(c)      7.10        1/01/20          2,050
2,089,565
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.
A+(c)        6.10        7/01/20          1,500
1,598,685
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60        6/01/04          1,020
1,152,865
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60        6/01/05            940
1,076,065
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60        6/01/10          1,600
1,900,512
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60        6/01/11          1,600
1,907,856
Jersey City,
   Gen. Oblig., A.M.B.A.C.
Aaa          6.00        10/01/09         2,000
2,255,100
   Gen. Oblig., A.M.B.A.C.
Aaa          6.00        10/01/10         2,760
3,120,483
   Gen. Oblig., Ser. A,
Aa3          6.25        10/01/12         3,080
3,569,289
   Gen. Oblig., Ser. A, F.S.A.
Aaa          9.25        5/15/04          4,310
5,450,426
Lakewood Twnshp., Gen. Oblig., F.G.I.C.
Aaa          6.60        12/01/04           450
513,526
Lakewood Twnshp., Gen. Oblig., F.G.I.C.
Aaa          6.60        12/01/05           445
514,122
Lenape Regl. High Sch. Dist., Gen. Oblig.,
M.B.I.A.          Aaa          7.625
1/01/12            400(g)           515,668
Mercer Cnty. Impvt. Auth. Rev.
Aa1           Zero        4/01/06          2,500
1,746,575
Middle Twnshp. Sch. Dist., F.G.I.C.
Aaa            7.00      7/15/05          1,200
1,404,696
Middlesex Cnty. Utils. Auth. Sewer Rev. Ref.,
Ser. A,
   F.G.I.C.
Aaa            5.375     9/15/15          1,500
1,549,155
Middletown Twnshp.,
   Brd. of Ed., M.B.I.A.
Aaa            5.70      8/01/04          1,450
1,568,813
   Brd. of Ed., M.B.I.A.
Aaa            5.70      8/01/05          1,530
1,666,935
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa            5.35      7/15/13          1,140
1,215,286
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa            5.35      7/15/14          1,135
1,206,528
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa            5.35      7/15/16          1,150
1,213,606
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa            5.35      7/15/17          1,150
1,203,912

-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL MUNICIPAL SERIES FUND
February 28, 199 (Unaudited)               NEW
JERSEY
SERIES
-------------------------------------------------
-------------------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
-------------------------------------------------
-------------------------------------------------
----------------------------
Monmouth Cnty. Impvt. Auth. Rev.,
   Howell Twnshp. Brd. of Ed.
AAA(c)       6.50%       7/15/04        $   765
$    860,763
   Howell Twnshp. Brd. of Ed.
AAA(c)       6.50        7/15/05            820
933,595
   Howell Twnshp. Brd. of Ed.
AAA(c)       6.50        7/15/06            875
1,006,582
   Howell Twnshp. Brd. of Ed.
AAA(c)       6.50        7/15/07            930
1,079,535
   Howell Twnshp. Brd. of Ed.
AA(c)        6.55        7/01/12          4,065
4,522,068
   Wtr. Treatment Fac., M.B.I.A.
Aaa          6.875       8/01/12            750
815,385
New Jersey Econ. Dev. Auth. Rev., Natural Gas
Facs.,
   NUI Corp. Proj., M.B.I.A., A.M.T.
Aaa          5.70        6/01/32          3,000
3,163,020
New Jersey Econ. Dev. Auth. Rev.,
   Ed. Testing Service, Ser. A, M.B.I.A.
Aaa          5.90        5/15/15          2,000
2,160,840
   First Mtg. - Keswick Pines
NR           5.75        1/01/24          1,700
1,694,628
   First Mtg. - The Evergreens
NR           5.875       10/01/12         1,200
1,213,128
   First Mtg. - The Evergreens
NR           6.00        10/01/17         1,425
1,466,909
   First Mtg. - The Evergreens
NR           6.00        10/01/22         1,400
1,441,174
   Leisure Park - The Marriot
NR           5.875       12/01/27         2,000
2,031,200
   Nat'l. Assoc. of Accountants
NR           7.50        7/01/01            870
920,042
   Nat'l. Assoc. of Accountants
NR           7.65        7/01/09            950
1,020,158
   St. Barnabas Hosp., Ser. A, M.B.I.A.
Aaa          5.00        7/01/07          1,000
1,043,950
New Jersey Econ. Dev. Auth. Wtr. Facs. Rev.,
F.G.I.C.,
   A.M.T.
Aaa          5.375       5/01/32          2,000
2,023,920
New Jersey Econ. Dev. Auth. Wtr. Facs., New
Jersey
   American Wtr. Co. F.G.I.C., A.M.T.
NR           8.905(d)    11/01/29         5,000
5,643,750
New Jersey Econ. Dist. Heating & Cool., Trigen
Trenton
   Proj.
BBB-(c)      6.20        12/01/10           600
639,042
New Jersey Edl. Facs. Auth. Rev.,
   Felician College of Lodi, Ser. D
NR           7.375       11/01/22         1,275
1,313,046
   Inst. Advanced Study, Ser. G
Aaa          5.00        7/01/28          4,000
3,908,120
   Princeton Theological, Ser. B
Aaa          5.90        7/01/26          4,500
4,841,280
   Seton Hall Univ. Proj., Ser. D
Baa1         7.00        7/01/21          2,000
2,154,240
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
   Atlantic City Med. Ctr., Ser. C.
A3           6.80        7/01/11          2,500
2,757,275
   Cap. Health Sys. Oblig. Grp.
Baa1         5.25        7/01/27          1,060
1,030,564
   East Orange Gen. Hosp., Ser. B
BBB+(c)      7.75        7/01/20          2,250
2,422,283
   Jersey Shore Med. Ctr., A.M.B.A.C.
Aaa          6.00        7/01/09          1,465
1,603,706
   Jersey Shore Med. Ctr., A.M.B.A.C.
Aaa          6.25        7/01/21          1,500
1,651,110
   Kensington Cmnty. Med. Ctr., M.B.I.A.
Aaa          7.00        7/01/20          3,450
3,711,372
   Rahway Hospital, Ser. B
Baa1         7.75        7/01/14          4,740
4,874,900
   St. Joseph's Hosp. & Med. Ctr., Ser. A
AAA(c)       5.70        7/01/11          4,375
4,683,919
New Jersey St. Hsg. & Mtge. Fin. Agcy.,
   Ser. D, M.B.I.A., A.M.T.
Aaa          7.70        10/01/29
2,935(f)(g)      3,071,712
   Rental Housing, Ser. B, A.M.T.
AA-(c)       6.75        11/01/11
2,190(f)         2,337,606
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen.
Rev.        A1           5.20        1/01/08
3,450            3,637,335
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen.
Rev.        A1           6.20        1/01/10
3,035            3,468,459
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa          6.50        1/01/16 (i)        835
985,484

-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL MUNICIPAL SERIES FUND
February 28, 199 (Unaudited)               NEW
JERSEY
SERIES
-------------------------------------------------
-------------------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
-------------------------------------------------
-------------------------------------------------
----------------------------
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa          6.50%       1/01/09        $ 1,000
$  1,169,130
New Jersey St. Trans. Trust Fund Auth. Trans.
Sys., Ser.
   A, M.B.I.A.
Aaa          6.00        12/15/06         5,000
5,605,250
New Jersey St. Trans. Trust Fund Auth. Trans.
Sys., Ser.
   B, M.B.I.A.
Aaa          6.50        6/15/11
5,000(f)(g)      5,914,900
New Jersey St. Trans. Trust Fund Auth. Trans.
Sys., Ser.
   B, M.B.I.A.
Aaa          5.75        6/15/14          3,500
3,752,210
North Brunswick Twnshp.,
   Brd. of Ed., Gen. Oblig.
AA(c)        6.80        6/15/06            350
411,471
   Brd. of Ed., Gen. Oblig.
AA(c)        6.80        6/15/07            350
415,754
   Gen. Oblig.
Aa           6.40        5/15/10
545(e)           601,113
Northfield Brd. of Ed., F.S.A
Aaa          5.375       7/15/14          1,390
1,444,307
Northfield Brd. of Ed., F.S.A
Aaa          5.375       7/15/15          1,470
1,521,377
Ocean Cnty. Utils. Auth., Wastewater Rev.
Aa2          6.00        1/01/07          5,000
5,592,250
Paterson Cnty., F.S.A.
Aaa          6.50        2/15/05          2,000
2,184,160
Perth Amboy Brd. of Ed., M.B.I.A.
Aaa          5.25        8/01/19          1,500
1,512,900
Port Auth. New York & New Jersey, Ser. 94
A1           5.80        12/01/13         2,500
2,654,875
Port Auth. New York & New Jersey, Ser. 96,
F.G.I.C.
   A.M.T.
Aaa          6.60        10/01/23         2,750
3,035,450
Puerto Rico Commonwealth Hwy. Auth. Rev., Ser. R
Aaa          6.75        7/01/05
1,000(e)         1,083,580
Puerto Rico Commonwealth Hwy. Auth. Rev., Ser. S
AAA(c)       6.50        7/01/22
750(e)           832,568
Puerto Rico Commonwealth.,
   Gen. Oblig.
Baa1          Zero       7/01/15          1,250
526,300
   Gen. Oblig.
Baa1          Zero       7/01/16          2,500
997,825
Puerto Rico Elec. Pwr. Auth. Rev.,
   Ser. R
Baa1           6.25      7/01/17          2,800
3,013,164
   Ser. S, M.B.I.A.
Aaa            6.125     7/01/08          2,300
2,641,159
   Ser. X, M.B.I.A.
Aaa            6.00      7/01/12          3,295
3,613,692
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.,
R.I.B.S.      Aaa            6.87(d)   1/25/07
7,875 (f)(g)     8,731,406
Rutgers St. Univ. Rev., Ser. A
A1             6.40      5/01/13 (i)      2,000
(f)(g)     2,346,720
Salem Cnty. Indus. Poll. Ref., PSE&G Co.,
M.B.I.A.           Aaa            6.20
8/01/30          5,000            5,509,400
South Brunswick Twnshp., Wtr. & Swr. Utils., Gen.
Impvt.     AA(c)          6.90      8/01/06
850 (e)(g)       922,683
South River Sch. Dist., F.G.I.C.
Aaa            5.00      12/01/13         1,300
1,332,773
South River Sch. Dist., F.G.I.C.
Aaa            5.00      12/01/14         1,300
1,326,598
South River Sch. Dist., F.G.I.C.
Aaa            5.00      12/01/15         1,230
1,248,770
Sparta Twnshp. Brd. of Ed., M.B.I.A.
Aaa            5.75      9/01/14          1,000
1,069,340
Union City Sch. Impvt., F.S.A.
Aaa            6.375     11/01/08         1,545
1,798,349
Union Cnty. Impvt. Auth. Rev.,
   Plainfield Brd. of Ed., F.G.I.C.
Aaa            6.25      8/01/14          1,175
1,315,189
   Plainfield Brd. of Ed., F.G.I.C.
Aaa            6.25      8/01/15          1,250
1,395,100
   Plainfield Brd. of Ed., F.G.I.C.
Aaa            6.25      8/01/16          1,330
1,481,168
   Plainfield Brd. of Ed., F.G.I.C.
Aaa            6.25      8/01/17          1,415
1,566,759
Union Cnty. Utils. Auth., Solid Waste Rev., Ser.
A,
   A.M.T.
BB(c)          7.20      6/15/14          2,850
2,854,702
Virgin Islands Terr., Hugo Ins. Claims Fund
Proj., Ser.
   91
NR             7.75      10/01/06         1,630
1,817,271

-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL MUNICIPAL SERIES FUND
February 28, 199 (Unaudited)               NEW
JERSEY
SERIES
-------------------------------------------------
-------------------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
-------------------------------------------------
-------------------------------------------------
----------------------------
West Windsor Plainsboro Regional Sch. Dist.,
F.G.I.C.        Aaa          5.50%       12/01/13
$ 2,600         $  2,746,536
West Windsor Plainsboro Regional Sch. Dist.,
F.G.I.C.        Aaa          5.50        12/01/14
2,700            2,843,559
Total long-term investments
   (cost $220,029,911)
236,039,610

------------
SHORT-TERM INVESTMENTS--0.2%
Port Auth. New York & New Jersey, Spec. Oblig.
Rev.,
   Ser. 2, F.R.D.D.
VMIG1        3.50        3/02/98            200
200,000
Puerto Rico Comnwlth., Gov't. Dev. Bank, Ser. 85,
   F.R.W.D.
VMIG1        2.90        3/04/98            400
400,000

------------
Total short-term investments
   (cost $600,000)
600,000

------------
Total Investments--98.9%
   (cost $220,629,911; Note 4)
236,639,610
   Other assets in excess of liabilities--1.1%
2,581,085

------------
Net Assets--100%
$239,220,695

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond
Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance
Company.
     F.H.A.--Federal Housing Administration.
     F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note
(b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage
Association.
     M.B.I.A.--Municipal Bond Insurance
Association.
     R.I.B.S.--Residual Interest Bonds.
     S.A.V.R.S.--Select Auction Variable Rate
Securities.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at
period end.
(e) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(f) Securities segregated as collateral for
futures contracts.
(g) Indicates a restricted security: the
aggregate cost of such securities is
    $21,060,000. The aggregate value of
$23,697,209 is approximately 9.90% of
    net assets.
(h) Average life is defined as the weighted
average time to the return of a
    dollar of principal and is commonly used as
the measure of investment life
    for pass-through securities.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities
PRUDENTIAL MUNICIPAL SERIES FUND
(Unaudited)                                   NEW
JERSEY SERIES
-------------------------------------------------
-------------------------------

Assets
February 28, 1998
Investments, at value (cost
$220,629,911)....................................
 ............................        $ 236,639,610
Cash.............................................
 .................................................
 .......               47,462
Interest
receivable.......................................
 ...............................................
2,964,590
Receivable for Series shares
sold.............................................
 ...........................               73,166
Due from broker - variation
margin...........................................
 ............................               14,062
Prepaid expenses and other
assets...........................................
 .............................
5,315

-----------------
   Total
assets...........................................
 ...............................................
239,744,205

-----------------
Liabilities
Payable for Series shares
reacquired.......................................
 ..............................
221,045
Dividends
payable..........................................
 ..............................................
100,186
Management fee
payable..........................................
 .........................................
92,566
Distribution fee
payable..........................................
 .......................................
59,863
Accrued expenses and other
liabilities......................................
 .............................
46,072
Deferred trustees'
fees.............................................
 .....................................
3,778

-----------------
   Total
liabilities......................................
 ...............................................
523,510

-----------------
Net
Assets...........................................
 .................................................
 ...        $ 239,220,695

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..............................................
 ...................        $     213,479
   Paid-in capital in excess of
par..............................................
 ........................          222,082,922

-----------------

222,296,401
   Accumulated net realized gain on
investments......................................
 ....................              908,736
   Net unrealized appreciation on
investments......................................
 ......................           16,015,558

-----------------
Net assets, February 28,
1998.............................................
 ...............................        $
239,220,695

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($106,031,437 / 9,463,344 shares of
beneficial interest issued and
outstanding)....................
$11.20
   Maximum sales charge (3% of offering
price)...........................................
 ................                  .35

-----------------
   Maximum offering price to
public...........................................
 ...........................               $11.55

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($131,956,345 / 11,774,587 shares of
beneficial interest issued and
outstanding)...................
$11.21

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($1,179,881 / 105,282 shares of beneficial
interest issued and
outstanding)........................
$11.21

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($53,032 / 4,726 shares of beneficial
interest issued and
outstanding).............................
$11.22

-----------------

-----------------

-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Operations (Unaudited)
-------------------------------------------------
-----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned..............
$ 6,730,730
                                                -
----------------
Expenses
   Management fee............................
597,777
   Distribution fee--Class A.................
51,440
   Distribution fee--Class B.................
337,345
   Distribution fee--Class C.................
4,728
   Transfer agent's fees and expenses........
41,000
   Custodian's fees and expenses.............
38,000
   Reports to shareholders...................
16,000
   Registration fees.........................
8,000
   Audit fees................................
4,000
   Trustees' fees and expenses...............
2,000
   Legal fees and expenses...................
1,500
   Miscellaneous.............................
786
                                                -
----------------
      Total expenses.........................
1,102,576
   Less: Custodian fee credit................
(5,282)
                                                -
----------------
      Net expenses...........................
1,097,294
                                                -
----------------
Net investment income........................
5,633,436
                                                -
----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
1,665,195
   Financial futures transactions............
(298,169)
                                                -
----------------

1,367,026
                                                -
----------------
Net change in unrealized appreciation on:
   Investments...............................
4,182,153
   Financial futures transactions............
5,859
                                                -
----------------

4,188,012
                                                -
----------------
Net gain on investments......................
5,555,038
                                                -
----------------
Net Increase in Net Assets
Resulting from Operations....................
$11,188,474
                                                -
----------------
                                                -
----------------


PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Changes in Net Assets (Unaudited)
-------------------------------------------------
-----------

                                    Six Months
                                      Ended
Year Ended
Increase (Decrease)                February 28,
August 31,
in Net Assets                          1998
1997
Operations
   Net investment income........   $  5,633,436
$ 12,101,176
   Net realized gain on
      investment transactions...      1,367,026
(16,231)
   Net change in unrealized
      appreciation/depreciation
      of investments............      4,188,012
6,768,682
                                   ------------
------------
   Net increase in net assets
      resulting from
      operations................     11,188,474
18,853,627
                                   ------------
------------
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A...................     (2,542,882)
(4,494,423)
      Class B...................     (3,062,725)
(7,523,352)
      Class C...................        (27,030)
(83,049)
      Class Z...................           (799)
(352)
                                   ------------
------------
                                     (5,633,436)
(12,101,176)
                                   ------------
------------
   Distributions in excess of
      net investment income
      Class A...................             --
(16,287)
      Class B...................             --
(30,435)
      Class C...................             --
(359)
      Class Z...................             --
--
                                   ------------
------------
                                             --
(47,081)
                                   ------------
------------
   Distributions from net
      realized gains
      Class A...................       (171,535)
(1,530,960)
      Class B...................       (213,181)
(2,860,896)
      Class C...................         (1,955)
(33,726)
      Class Z...................            (25)
(3)
                                   ------------
------------
                                       (386,696)
(4,425,585)
                                   ------------
------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................      6,272,388
9,836,460
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      3,546,413
9,926,237
   Cost of shares reacquired....    (18,139,221)
(44,438,627)
                                   ------------
------------
   Net decrease in net assets
      from Series share
      transactions..............     (8,320,420)
(24,675,930)
                                   ------------
------------
Total decrease..................     (3,152,078)
(22,396,145)
Net Assets
Beginning of period.............    242,372,773
264,768,918
                                   ------------
------------
End of period...................   $239,220,695
$242,372,773
                                   ------------
------------
                                   ------------
------------

-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)
NEW JERSEY SERIES
-------------------------------------------------
-------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end management
investment company. The Fund was
organized as a Massachusetts business trust on
May 18, 1984, and consists of 13
series. The monies of each series are invested in
separate, independently
managed portfolios. The New Jersey Series (the
'Series') commenced investment
operations in March 1988. The Series is
diversified and seeks to achieve its
investment objective of obtaining the maximum
amount of income exempt from
federal and applicable state income taxes with
the minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic or political developments in
a specific state, industry or
region.
-------------------------------------------------
-----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a
'when-issued' basis) on the basis
of prices provided by a pricing service which
uses information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees.
Short-term securities which mature in more than
60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates
market value.
All securities are valued as of 4:15 p.m., New
York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates
and the underlying hedged assets.
Options: The Series may either purchase or write
options in order to hedge
against adverse market movements or fluctuations
in value caused by changes in
prevailing interest rates or foreign currency
exchange rates with respect to
securities or currencies which the Series
currently owns or intends to purchase.
When the Series purchases an option, it pays a
premium and an amount equal to
that premium is recorded as an investment. When
the Series writes an option, it
receives a premium and an amount equal to that
premium is recorded as a
liability. The investment or liability is
adjusted daily to reflect the current
market value of the option. If an option expires
unexercised, the Series
realizes a gain or loss to the extent of the
premium received or paid. If an
option is exercised, the premium received or paid
is an adjustment to the
proceeds from the sale or the cost basis of the
purchase in determining whether
the Series has realized a gain or loss. The
difference between the premium and
the amount received or paid on effecting a
closing purchase or sale transaction
is also treated as a realized gain or loss. Gain
or loss on purchased options is
included in net realized gain (loss) on
investment transactions. Gain or loss on
written options is presented separately as net
realized gain (loss) on written
option transactions.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class
at the beginning of the day.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series
-------------------------------------------------
-------------------------------
                                       9

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)
NEW JERSEY SERIES
-------------------------------------------------
-------------------------------
to continue to meet the requirements of the
Internal Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Series has an
arrangement with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
-------------------------------------------------
-----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'). PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Series has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Series
compensates PSI for distributing and
servicing the Series' Class A, Class B and Class
C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are
accrued daily and payable monthly. No
distribution or service fees are paid to PSI as
distributor for the Class Z
shares of the Series.
Pursuant to the Class A, B and C Plans, the
Series compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50% of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class
A, B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that they have
received approximately $106,000 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that during the six
months ended February 28, 1998,
it received approximately $45,700 in contingent
deferred sales charges imposed
upon certain redemptions by Class B shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the
Agreement is $200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series did not borrow any
amounts pursuant to the Agreement
during the six months ended February 28, 1998.
The Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused
portion of the credit facility. The
commitment fee is accrued and paid quarterly on a
pro rata basis by the Funds.
The Agreement expired on December 30, 1997 and
has been extended through
December 29, 1998 under the same terms.
-------------------------------------------------
-----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$40,000 for the services of
PMFS. As of February 28, 1998, approximately
$6,700 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
-------------------------------------------------
-----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of
the Series, excluding short-term
investments, for the six months ended February
28, 1998, were $28,533,231 and
$34,817,719, respectively.
At February 28, 1998, the Portfolio sold 315
financial futures contracts on the
Municipal Bond Index which expired in March 1998.
The value at disposition of
such contracts is $6,017,578. The value of such
contracts
-------------------------------------------------
-------------------------------
                                       10

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)
NEW JERSEY SERIES
-------------------------------------------------
-------------------------------
on February 28, 1998 was $6,023,437, thereby
resulting in an unrealized gain of
$5,859.
The cost basis of investments for federal income
tax purposes at February 28,
1998, was substantially the same as for financial
reporting purposes and
accordingly, net unrealized appreciation of
investments for federal income tax
purposes was $16,009,699 (gross unrealized
appreciation--$16,141,892; gross
unrealized depreciation--$132,193).
For federal income tax purposes, the Series has a
capital loss carryforward as
of August 31, 1997 of approximately $144,100
which will expire in 2005.
Accordingly, no capital gains distribution is
expected to be paid to
shareholders until future net gains have been
realized in excess of such
carryforward.
-------------------------------------------------
-----------
Note 5. Capital
The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective December 6, 1996 the Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1998 and fiscal year ended August 31, 1997 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................     183,107
$  2,045,211
Shares issued in reinvestment
  of dividends and distributions....     144,496
1,609,049
Shares reacquired...................    (742,147)
(8,253,892)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (414,544)
(4,599,632)
Shares issued upon conversion from
  Class B...........................   1,149,301
12,734,597
                                      ----------
------------
Net increase in shares
  outstanding.......................     734,757
$  8,134,965
                                      ----------
------------
                                      ----------
------------
Class A                                 Shares
Amount
------------------------------------  ----------
------------
Year ended August 31, 1997:
Shares sold.........................     143,690
$  1,552,731
Shares issued in reinvestment
  of dividends and distributions....     335,467
3,654,167
Shares reacquired...................  (1,514,074)
(16,497,510)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................  (1,034,917)
(11,290,612)
Shares issued upon conversion from
  Class B...........................   2,909,349
31,805,116
                                      ----------
------------
Net increase in shares
  outstanding.......................   1,874,432
$ 20,514,504
                                      ----------
------------
                                      ----------
------------
Class B
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................     356,208
$  3,968,701
Shares issued in reinvestment
  of dividends and distributions....     171,754
1,912,037
Shares reacquired...................    (822,131)
(9,151,830)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (294,169)
(3,271,092)
Shares reacquired upon conversion
  into Class A......................  (1,148,698)
(12,734,597)
                                      ----------
------------
Net decrease in shares
  outstanding.......................  (1,442,867)
$(16,005,689)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................     744,603
$  8,104,569
Shares issued in reinvestment
  of dividends and distributions....     566,434
6,171,161
Shares reacquired...................  (2,507,193)
(27,336,208)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................  (1,196,156)
(13,060,478)
Shares reacquired upon conversion
  into Class A......................  (2,909,887)
(31,805,116)
                                      ----------
------------
Net decrease in shares
  outstanding.......................  (4,106,043)
$(44,865,594)
                                      ----------
------------
                                      ----------
------------
Class C
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................      14,221
$    158,376
Shares issued in reinvestment
  of dividends and distributions....       2,207
24,567
Shares reacquired...................     (60,339)
(669,554)
                                      ----------
------------
Net decrease in shares
  outstanding.......................     (43,911)
$   (486,611)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................      11,292
$    123,466
Shares issued in reinvestment
  of dividends and distributions....       9,232
100,567
Shares reacquired...................     (51,758)
(564,034)
                                      ----------
------------
Net decrease in shares
  outstanding.......................     (31,234)
$   (340,001)
                                      ----------
------------
                                      ----------
------------

-------------------------------------------------
-------------------------------
                                       11

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)
NEW JERSEY SERIES
-------------------------------------------------
-------------------------------

Class Z                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................       8,929
$    100,100
Shares issued in reinvestment
  of dividends......................          68
760
Shares reacquired...................      (5,664)
(63,945)
                                      ----------
------------
Net increase in shares
  outstanding.......................       3,333
$     36,915
                                      ----------
------------
                                      ----------
------------
December 6, 1996(a) through
  August 31, 1997:
Shares sold.........................       5,113
$     55,694
Shares issued in reinvestment
  of dividends......................          31
342
Shares reacquired...................      (3,751)
(40,875)
                                      ----------
------------
Net increase in shares
  outstanding.......................       1,393
$     15,161
                                      ----------
------------
                                      ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
-------------------------------------------------
-------------------------------
                                       12

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW
JERSEY SERIES
-------------------------------------------------
-------------------------------

Class A

-------------------------------------------------
-----------------------

Six Months

Ended                          Year Ended August
31,

February 28,     --------------------------------
-----------------------

1998          1997        1996        1995
1994        1993

------------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  10.97       $ 10.87     $ 10.98     $ 10.81
$ 11.74     $ 11.15

------------     -------     -------     -------
-------     -------
Income from investment operations
Net investment income(b)......................
 .27           .55         .57         .61
 .61         .64
Net realized and unrealized gain (loss) on
   investment transactions....................
 .25           .29        (.07)        .17
(.75)        .71

------------     -------     -------     -------
-------     -------
   Total from investment operations...........
 .52           .84         .50         .78
(.14)       1.35

------------     -------     -------     -------
-------     -------
Less distributions
Dividends from net investment income..........
(.27)         (.55)       (.57)       (.61)
(.61)       (.64)
Distributions in excess of net investment
   income.....................................
--            --(d)       --          --
--          --
Distributions from net realized gains on
   investment transactions....................
(.02)         (.19)       (.04)         --
(.18)       (.12)

------------     -------     -------     -------
-------     -------
   Total distributions........................
(.29)         (.74)       (.61)       (.61)
(.79)       (.76)

------------     -------     -------     -------
-------     -------
Net asset value, end of period................
$  11.20       $ 10.97     $ 10.87     $ 10.98
$ 10.81     $ 11.74

------------     -------     -------     -------
-------     -------

------------     -------     -------     -------
-------     -------
TOTAL RETURN(c):..............................
4.83%         7.97%       4.63%       7.55%
(1.27)%     12.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$106,031       $95,729     $74,492     $49,666
$14,774     $15,501
Average net assets (000)......................
$103,733       $89,280     $61,837     $30,290
$15,334     $13,444
Ratios to average net assets:(b)
   Expenses, including distribution fees......
 .69%(a)       .70%        .67%        .55%
 .58%        .61%
   Expenses, excluding distribution fees......
 .59%(a)       .60%        .57%        .45%
 .48%        .51%
   Net investment income......................
4.94%(a)      5.03%       5.19%       5.65%
5.42%       5.63%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................
12%           25%         62%         37%
34%         32%

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Less than $.005 per share.
-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW
JERSEY SERIES
-------------------------------------------------
-------------------------------

Class B

-------------------------------------------------
----------------------------

Six Months

Ended                            Year Ended
August 31,

February 28,     --------------------------------
----------------------------

1998           1997         1996         1995
1994         1993

------------     --------     --------     ------
--     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  10.97       $  10.87     $  10.98     $  10.81
$  11.74     $  11.15

------------     --------     --------     ------
--     --------     --------
Income from investment operations
Net investment income(b)......................
 .26            .50          .53          .57
 .56          .59
Net realized and unrealized gain (loss) on
   investment transactions....................
 .26            .29         (.07)         .17
(.75)         .71

------------     --------     --------     ------
--     --------     --------
   Total from investment operations...........
 .52            .79          .46          .74
(.19)        1.30

------------     --------     --------     ------
--     --------     --------
Less distributions
Dividends from net investment income..........
(.26)          (.50)        (.53)        (.57)
(.56)        (.59)
Distributions in excess of net investment
   income.....................................
--             --(d)        --           --
--           --
Distributions from net realized gains on
   investment transactions....................
(.02)          (.19)        (.04)          --
(.18)        (.12)

------------     --------     --------     ------
--     --------     --------
   Total distributions........................
(.28)          (.69)        (.57)        (.57)
(.74)        (.71)

------------     --------     --------     ------
--     --------     --------
Net asset value, end of period................
$  11.21       $  10.97     $  10.87     $  10.98
$  10.81     $  11.74

------------     --------     --------     ------
--     --------     --------

------------     --------     --------     ------
--     --------     --------
TOTAL RETURN(c):..............................
4.71%          7.54%        4.22%        7.12%
(1.67)%      12.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$131,956       $144,992     $188,315     $246,202
$323,077     $351,878
Average net assets (000)......................
$136,056       $162,330     $222,235     $274,995
$343,941     $316,372
Ratios to average net assets:(b)
   Expenses, including distribution fees......
1.09%(a)       1.10%        1.07%         .95%
 .98%        1.01%
   Expenses, excluding distribution fees......
 .59%(a)        .60%         .57%         .45%
 .48%         .51%
   Net investment income......................
4.54%(a)       4.63%        4.80%        5.30%
5.02%        5.23%

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Less than $.005 per share.
-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
NEW JERSEY SERIES
-------------------------------------------------
-------------------------------

Class C                                    Class
Z

-------------------------------------------------
---------------     -----------

August 1,

Six Months
1994(d)        Six Months

Ended              Year Ended August 31,
Through          Ended

February 28,     --------------------------------
August 31,     February 28,

1998          1997        1996         1995
1994            1998

------------     ------     --------     --------
----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  10.97       $10.87     $  10.98     $  10.81
$10.83         $  10.98

------------     ------     --------     --------
-----       ------------
Income from investment operations
Net investment income(b)......................
 .24          .48          .50          .54
 .04              .27
Net realized and unrealized gain (loss) on
   investment transactions....................
 .26          .29         (.07)         .17
(.02)             .26

------------     ------     --------     --------
-----       ------------
   Total from investment operations...........
 .50          .77          .43          .71
 .02              .53

------------     ------     --------     --------
-----       ------------
Less distributions
Dividends from net investment income..........
(.24)        (.48)        (.50)        (.54)
(.04)            (.27)
Distributions in excess of net investment
   income.....................................
--           --(f)        --           --
--               --
Distributions from net realized gains on
   investment transactions....................
(.02)        (.19)        (.04)          --
--             (.02)

------------     ------     --------     --------
-----       ------------
   Total distributions........................
(.26)        (.67)        (.54)        (.54)
(.04)            (.29)

------------     ------     --------     --------
-----       ------------
Net asset value, end of period................
$  11.21       $10.97     $  10.87     $  10.98
$10.81         $  11.22

------------     ------     --------     --------
-----       ------------

------------     ------     --------     --------
-----       ------------
TOTAL RETURN(c):..............................
4.58%        7.27%        3.96%        6.86%
0.14%            4.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$  1,180       $1,637     $  1,961     $  1,502
$  240         $     53
Average net assets (000)......................
$  1,271       $1,894     $  1,735     $    790
$   11         $     13
Ratios to average net assets:(b)
   Expenses, including distribution fees......
1.34%(a)     1.35%        1.32%        1.20%
1.29%(a)       .59%(a)
   Expenses, excluding distribution fees......
 .59%(a)      .60%         .57%         .45%
 .54%(a)       .59%(a)
   Net investment income......................
4.29%(a)     4.38%        4.54%        4.99%
5.06%(a)      5.04%(a)

December 6,

1996(e)

Through

August 31,

1997
                                                -
-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........
$  11.10

------
Income from investment operations
Net investment income(b)......................
 .41
Net realized and unrealized gain (loss) on
   investment transactions....................
 .07

------
   Total from investment operations...........
 .48

------
Less distributions
Dividends from net investment income..........
(.41)
Distributions in excess of net investment
   income.....................................
--(f)
Distributions from net realized gains on
   investment transactions....................
(.19)

------
   Total distributions........................
(.60)

------
Net asset value, end of period................
$  10.98

------

------
TOTAL RETURN(c):..............................
4.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............
$     15
Average net assets (000)......................
$     10
Ratios to average net assets:(b)
   Expenses, including distribution fees......
 .60%(a)
   Expenses, excluding distribution fees......
 .60%(a)
   Net investment income......................
5.13%(a)

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Less than $.005 per share.
-------------------------------------------------
-------------------------------
See Notes to Financial Statements.     15

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. GuniaHarry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

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Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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